Management compensation and share based payments (Details) - Schedule of expenses with management compensation - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of expenses with management compensation [Abstract]
Board of directors and executive board compensation	R$ 3,803	R$ 3,789	R$ 2,869
Bonuses	822	7,093	8,315
Overall compensation	12,023	10,882	11,184
Share	1,416	1,117	741
Total compensation	R$ 13,439	R$ 11,999	R$ 11,925